Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Mar. 17, 2021
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES TOTAL RETURN SERIES, INC.
CIK	dei_EntityCentralIndexKey	0000912763
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Mar. 17, 2021
Effective Date	dei_DocumentEffectiveDate	Mar. 17, 2021
Prospectus Date	rr_ProspectusDate	Nov. 30, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes Core Bond Fund | SS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FGFSX
Federated Hermes Core Bond Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FGFIX